RISK MANAGEMENT (Details 20) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross Assets [Member]
Disclosure of offsetting of financial assets [Abstract]
Derivatives with netting agreement		$ 127,293	$ 776,613
Derivatives without netting agreement		1,121,482	326,156	227,984
Total Derivatives		1,248,775	1,102,769	227,984
Net guarantees delivered in compensation houses	[1]	78,097	56,818	724
Net guarantees delivered in bilateral agreements	[2]	88,520	167,148
Net guarantees		166,617	223,966	724
Derivatives net of guarantees		1,169,186	1,052,993	227,984
Gross Liabilities [Member]
Disclosure of offsetting of financial assets [Abstract]
Derivatives with netting agreement		(96,942)	(885,158)
Derivatives without netting agreement		(998,212)	(22,176)	(253,183)
Total Derivatives		(1,095,154)	(907,334)	(253,183)
Net guarantees delivered in compensation houses	[1]
Net guarantees delivered in bilateral agreements	[2]	(79,589)	(49,776)
Net guarantees		(79,589)	(49,776)
Derivatives net of guarantees		(928,537)	(683,368)	(252,459)
Net [Member]
Disclosure of offsetting of financial assets [Abstract]
Derivatives with netting agreement		30,351	(108,545)
Derivatives without netting agreement		123,270	303,980	(25,199)
Total Derivatives		153,621	195,435	(25,199)
Net guarantees delivered in compensation houses	[1]	78,097	56,818	724
Net guarantees delivered in bilateral agreements	[2]	8,931	117,372
Net guarantees		87,028	174,190	724
Derivatives net of guarantees		$ 240,649	$ 369,625	$ (24,475)

[1]	Clearing Houses: centralized counterparties that play the counterparty role for all participants
[2]	Bilateral agreements: contractual agreements between both parties for delivery of guarantees under certain conditions